UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007


Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :     (    )  is a restatement.
                                        (    )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc.

Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100

             West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tina Leiter

Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.

Phone:     610-684-8000


Signature, Place, and Date of Signing:

/s/ Tina Leiter                West Conshohocken, PA      2/11/2008
(Signature)                   (City, State)               (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in thisreport.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(  X  )    13F COMBINATION REPORT. (Check here if a portion of
           the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:


Form                   Name
13F File Number

28-05508               Aronson+Johnson+Ortiz LP

28-04441               Westport Asset Management, Inc.

28-04097               Shapiro Capital Management LLC

28-11450               Mondrian Investment Partners Limited

28-6422                Marathon Asset Management, LLP

28-04557               Wellington Management Company, LLP

28-10835               Brookfield Redding, LLC (formerly known as K.G. Redding, LLC)


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total (in thousands):     $81,052


List of Other Included Managers:     None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Item 1:         Item 2:             Item 3:     Item 4:      Item 5:          Item 6:              Item 7:        Item 8:
                                              Fair Market   Shares or        Investment           Managers        Voting Auth.
Name            Title of            CUSIP        Value     Principal Amt.    Discretion
Of Issuer       Class                                                     (a)   (b)      (c)                  (a)    (b)    (c)
                                                                         Sole  Shared  Shared                Sole   Shared  None
                                                                                       Other

iShares Trust   MSCI Emerging
                Market Index       464287234     17,886        119,000     X                               119,000


iShares Trust   MSCI EAFE Index    464287465     33,580        427,500     X                               427,500


Pacific Rim
Mining Corp.    Common Stock       694915208         37         35,000     X                                35,000


Sirtris
Pharmaceuticals,
Inc.            Common Stock       82968A105        573         41,821     X                                41,821


Vanguard Total  Stock Market
Stock Market    Exchange Traded
ETF             Fund               922908769     28,976        200,000     X                               200,000

